Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 2

dated January 20, 2016 to the

Intelligent Life® VUL Prospectus

dated May 1, 2015, as supplemented August 10, 2015

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2015, as supplemented August 10, 2015

Intelligent Variable Annuity® Prospectus

dated May 1, 2015, as supplemented August 10, 2015

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Matson Money Fixed Income VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money U.S. Equity VI Portfolio

On pages 7-9 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, and pages 4-6 of the Intelligent Variable Annuity prospectus, the annual portfolio operating expenses table has changed as follows to reflect changes in the expense for these 3 portfolios effective December 31, 2015.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Matson Money Fixed Income VI Portfolio[1]	0.50%	0.00%	0.87%	0.19%	1.56%	0.37%	1.19%
Matson Money International Equity VI Portfolio[2]	0.50%	0.00%	1.17%	0.49%	2.16%	0.32%	1.84%
Matson Money U.S. Equity VI Portfolio[3]	0.50%	0.00%	0.94%	0.30%	1.74%	0.31%	1.43%

(1)	Matson Money, Inc. has contractually agreed to waive management fees and reimburse expenses for the Matson Money Fixed Income VI Portfolio to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.00%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.00%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements any time after December 31, 2016.

(2)	Matson Money, Inc. has contractually agreed to waive management fees and reimburse expenses for the Matson Money International Equity VI Portfolio to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.35%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.35%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements any time after December 31, 2016.

(3)	Matson Money, Inc. has contractually agreed to waive management fees and reimburse expenses for the Matson Money U.S. Equity VI Portfolio to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.13%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.13%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements any time after December 31, 2016.

For more information about these changes and about the portfolios in general, refer to the Intelligent Life VUL, Survivorship VUL, and Intelligent Variable Annuity Prospectus.

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